REVENUE AND DEFERRED REVENUE (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF REVENUE FROM SOURCES
	June 30, 2023	June 30, 2022
Software development	$406,391	$372,439
Software license	200,652	212,607
Software supports	28,051	39,444
Cloud hosting	31,137	33,646
Others	5,451	4,796
	$671,682	$662,932

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2023	June 30, 2022
Revenue recognized over time	$471,030	$450,325
Revenue recognized at a point of time	200,652	212,607
	$671,682	$662,932

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,677	263,404
Revenue recognized from fulfilling contract liabilities	215,638	74,381
Deferred revenue, ending	$21,107	$219,068